Memorandum items	12 Months Ended
Dec. 31, 2024
Memorandum items
Memorandum items

25 Memorandum items

Contingent liabilities and commitments

NatWest Group provides its customers with a variety of services to support their businesses, such as guarantees. These are reported as commitments. Contingent liabilities are possible obligations dependent on a future event or present obligations which are either not probable or cannot be measured reliably.

The amounts shown in the table below are intended only to provide an indication of the volume of business outstanding at 31 December 2024. Although NatWest Group is exposed to credit risk in the event of a customer’s failure to meet its obligations, the amounts shown do not, and are not intended to, provide any indication of NatWest Group’s expectation of future losses.

	2024	2023
	£m	£m
Contingent liabilities and commitments
Guarantees	3,060	2,823
Other contingent liabilities	1,496	1,633
Standby facilities, credit lines and other commitments	135,405	127,424
Total	139,961	131,880

(1)	Updated to reflect the regulatory treatment of revocable commitments.

Banking commitments and contingent obligations, which have been entered into on behalf of customers and for which there are corresponding obligations from customers, are not included in assets and liabilities. NatWest Group’s maximum exposure to credit loss, in the event of its obligation crystallising and all counterclaims, collateral or security proving valueless, is represented by the contractual nominal amount of these instruments included in the table above. These commitments and contingent obligations are subject to NatWest Group’s normal credit approval processes.

Guarantees – NatWest Group gives guarantees on behalf of customers. A financial guarantee represents an irrevocable undertaking that NatWest Group will meet a customer’s specified obligations to a third party if the customer fails to do so. The maximum amount that NatWest Group could be required to pay under a guarantee is its principal amount as disclosed in the table above. NatWest Group expects most guarantees it provides to expire unused.

Other contingent liabilities - these include standby letters of credit, supporting customer debt issues and contingent liabilities relating to customer trading activities such as those arising from performance and customs bonds, warranties and indemnities.

Standby facilities and credit lines - under a loan commitment, NatWest Group agrees to make funds available to a customer in the future. Loan commitments, which are usually for a specified term, may be unconditionally cancellable or may persist, provided all conditions in the loan facility are satisfied or waived. Commitments to lend include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and unutilised overdraft facilities.

Other commitments - these include documentary credits, which are commercial letters of credit providing for payment by NatWest Group to a named beneficiary against presentation of specified documents, forward asset purchases, forward deposits placed and undrawn note issuance and revolving underwriting facilities, and other short-term trade related transactions.

Contractual obligations for future expenditure not provided for in the accounts

The following table shows contractual obligations for future expenditure not provided for in the accounts at the year end.

	2024	2023
	£m	£m
Capital expenditure on property, plant and equipment	14	38
Contracts to purchase goods or services (1)	1,160	1,121
	1,174	1,159

(1)	Of which due within 1 year: £356 million (2023 - £379 million).

25 Memorandum items continued

Trustee and other fiduciary activities

In its capacity as trustee or other fiduciary role, NatWest Group may hold or place assets on behalf of individuals, trusts, companies, pension schemes and others. The assets and their income are not included in NatWest Group’s financial statements. NatWest Group earned fee income of £302 million (2023 - £264 million; 2022 - £266 million) from these activities.

The Financial Services Compensation Scheme

The Financial Services Compensation Scheme (FSCS), the UK’s statutory fund of last resort for customers of authorised financial services firms, pays compensation if a firm is unable to meet its obligations. The FSCS funds compensation for customers by raising management expenses levies and compensation levies on the industry. In relation to protected deposits, each deposit-taking institution contributes towards these levies in proportion to their share of total protected deposits on 31 December of the year preceding the scheme year (which runs from 1 April to 31 March), subject to annual maxima set by the Prudential Regulation Authority. In addition, the FSCS has the power to raise levies on a firm that has ceased to participate in the scheme and is in the process of ceasing to be authorised for the costs that it would have been liable to pay had the FSCS made a levy in the financial year it ceased to be a participant in the scheme.

Litigation and regulatory matters

NatWest Group plc and certain members of NatWest Group are party to various legal proceedings and are involved in, or subject to, various regulatory matters, including as the subject of investigations and other regulatory and governmental action (Matters) in the United Kingdom (UK), the United States (US), the European Union (EU) and other jurisdictions.

NatWest Group recognises a provision for a liability in relation to these Matters when it is probable that an outflow of economic benefits will be required to settle an obligation resulting from past events, and a reliable estimate can be made of the amount of the obligation.

In many of the Matters, it is not possible to determine whether any loss is probable, or to estimate reliably the amount of any loss, either as a direct consequence of the relevant proceedings and regulatory matters or as a result of adverse impacts or restrictions on NatWest Group’s reputation, businesses and operations. Numerous legal and factual issues may need to be resolved, including through potentially lengthy discovery and document production exercises and determination of important factual matters, and by addressing novel or unsettled legal questions relevant to the proceedings in question, before the probability of a liability, if any, arising can reasonably be estimated in respect of any Matter. NatWest Group cannot predict if, how, or when such claims will be resolved or what the eventual settlement, damages, fine, penalty or other relief, if any, may be, particularly for Matters that are at an early stage in their development or where claimants seek substantial or indeterminate damages.

There are situations where NatWest Group may pursue an approach that in some instances leads to a settlement agreement. This may occur in order to avoid the expense, management distraction or reputational implications of continuing to contest liability, or in order to take account of the risks inherent in defending or contesting Matters, even for those for which NatWest Group believes it has credible defences and should prevail on the merits. The uncertainties inherent in all Matters affect the amount and timing of any potential economic outflows for both Matters with respect to which provisions have been established and other contingent liabilities in respect of any such Matter.

It is not practicable to provide an aggregate estimate of potential liability for our Matters as a class of contingent liabilities.

The future economic outflow in respect of any Matter may ultimately prove to be substantially greater than, or less than, the aggregate provision, if any, that NatWest Group has recognised in respect of such Matter. Where a reliable estimate of the economic outflow cannot be reasonably made, no provision has been recognised. NatWest Group expects that in future periods, additional provisions and economic outflows relating to Matters that may or may not be currently known by NatWest Group will be necessary, in amounts that are expected to be substantial in some instances. Refer to Note 20 for information on material provisions.

Matters which are, or could be, material, either individually or in aggregate, having regard to NatWest Group, considered as a whole, in which NatWest Group is currently involved are set out below. We have provided information on the procedural history of certain Matters, where we believe appropriate, to aid the understanding of the Matter.

For a discussion of certain risks associated with NatWest Group’s litigation and regulatory matters (including the Matters), refer to the Risk Factor relating to legal, regulatory and governmental actions and investigations set out on page 300.

25 Memorandum items continued

Litigation

London Interbank Offered Rate (LIBOR) and other rates litigation

NatWest Group plc and certain other members of NatWest Group, including NWM Plc, are defendants in a number of claims pending in the United States District Court for the Southern District of New York (SDNY) with respect to the setting of USD LIBOR. The complainants allege that certain members of NatWest Group and other panel banks violated various federal laws, including the US commodities and antitrust laws, and state statutory and common law, as well as contracts, by manipulating LIBOR and prices of LIBOR-based derivatives in various markets through various means.

The co-ordinated proceeding in the SDNY relating to USD LIBOR now includes one remaining class action, which is on behalf of persons who purchased LIBOR-linked instruments from defendants and bonds issued by defendants, as well as several non-class actions. The defendants in the co-ordinated proceeding have filed a summary judgment motion on the issue of liability, and briefing on that motion concluded in January 2025.

In March 2024, NatWest Group companies reached an agreement to settle the USD LIBOR class action that asserted claims on behalf of lenders who made USD LIBOR based loans. The settlement amount, which was covered in full by an existing provision, has been paid and the settlement has now received final court approval.

The non-class claims filed in the SDNY include claims that the Federal Deposit Insurance Corporation (FDIC) is asserting on behalf of certain failed US banks. In July 2017, the FDIC, on behalf of 39 of those failed US banks, commenced substantially similar claims against NatWest Group companies and others in the High Court of Justice of England and Wales. The action alleges collusion with regard to the setting of USD LIBOR and that the defendants breached UK and European competition law, as well as asserting common law claims of fraud under US law. The defendant banks consented to a request by the FDIC for discontinuance of the claim in respect of 20 failed US banks, leaving 19 failed US banks as claimants. The trial is currently scheduled to commence in Q1 2026.

In addition to the USD LIBOR cases described above, there is a class action relating to derivatives allegedly tied to JPY LIBOR and Euroyen TIBOR, which was dismissed by the SDNY in relation to NWM Plc and other NatWest Group companies in September 2021. That dismissal is now the subject of an appeal to the United States Court of Appeals for the Second Circuit (US Court of Appeals).

Two other IBOR-related class actions involving NWM Plc, concerning alleged manipulation of Euribor and Pound Sterling LIBOR, were previously dismissed by the SDNY for various reasons. The plaintiffs’ appeals in those two cases remain pending.

In August 2020, a complaint was filed in the United States District Court for the Northern District of California by several United States retail borrowers against the USD ICE LIBOR panel banks and their affiliates (including NatWest Group plc, NWM Plc, NWMSI and NWB Plc), alleging (i) that the very process of setting USD ICE LIBOR amounts to illegal price-fixing; and (ii) that banks in the United States have illegally agreed to use LIBOR as a component of price in variable retail loans. In September 2022, the district court dismissed the complaint. In December 2024, the United States Court of Appeals for the Ninth Circuit affirmed the district court’s decision.

NWM Plc is also named as a defendant in a motion to certify a class action relating to LIBOR in the Tel Aviv District Court in Israel. NWM Plc filed a motion for cancellation of service outside the jurisdiction, which was granted in July 2020. The claimants appealed that decision and in November 2020 the appeal was refused and the claim dismissed by the Appellate Court. The claim could in future be recommenced depending on the outcome of an appeal to Israel’s Supreme Court in respect of the dismissal of the substantive case against banks that had a presence in Israel.

25 Memorandum items continued

Foreign exchange litigation

NatWest Group plc, NWM Plc and/or NWMSI are defendants in several cases relating to NWM Plc’s foreign exchange (FX) business.

In May 2019, a cartel class action was filed in the Federal Court of Australia against NWM Plc and four other banks on behalf of persons who bought or sold currency through FX spots or forwards between 1 January 2008 and 15 October 2013 with a total transaction value exceeding AUD 0.5 million. The claimant has alleged that the banks, including NWM Plc, contravened Australian competition law by sharing information, coordinating conduct, widening spreads and manipulating FX rates for certain currency pairs during this period. NatWest Group plc and NWMSI have been named in the action as 'other cartel participants', but are not respondents. The claim was served in June 2019 and NWM Plc filed its defence in March 2022. The court has ordered that potential class members are required to either opt out of the proceedings or register to be included in or benefit from any potential settlement of the claim. Directions have been made for the provision of evidence during 2025 and 2026.

In July and December 2019, two separate applications seeking opt-out collective proceedings orders were filed in the UK Competition Appeal Tribunal (CAT) against NatWest Group plc, NWM Plc and other banks. Both applications were brought on behalf of persons who, between 18 December 2007 and 31 January 2013, entered into a relevant FX spot or outright forward transaction in the European Economic Area with a relevant financial institution or on an electronic communications network.

In March 2022, the CAT declined to certify as collective proceedings either of the applications, which was appealed by the applicants and the subject of an application for judicial review.

In its amended judgment in November 2023, the Court of Appeal allowed the appeal and decided that the claims should proceed on an opt-out basis. Separately, the court determined which of the two competing applicants can proceed as class representative, and dismissed the application for judicial review of the CAT’s decision. The other applicant has discontinued its claim and withdrawn from the proceedings. The banks sought permission to appeal the Court of Appeal decision directly to the UK Supreme Court, which was granted in April 2024. The appeal is scheduled to be heard in April 2025.

Two motions to certify FX-related class actions were filed in the Tel Aviv District Court in Israel in September and October 2018, and were subsequently consolidated into one motion. The consolidated motion to certify, which names The Royal Bank of Scotland plc (now NWM Plc) and several other banks as defendants, was served on NWM Plc in May 2020. The applicants sought the court’s permission to amend their motions to certify the class actions. NWM Plc filed a motion challenging the permission granted by the court for the applicants to serve the consolidated motion outside the Israeli jurisdiction. That NWM Plc motion remains pending. In February 2024, NWM Plc executed an agreement to settle the claim, subject to court approval. The settlement amount is covered in full by an existing provision.

In December 2021, a summons was served in the Netherlands against NatWest Group plc, NWM Plc and NWM N.V. by Stichting FX Claims on behalf of a number of parties, seeking declarations from the court concerning liability for anti-competitive FX market conduct described in decisions of the European Commission (EC) of 16 May 2019, along with unspecified damages. The claimant amended its claim to also refer to a 2 December 2021 decision by the EC, which described anti-competitive FX market conduct. NatWest Group plc, NWM Plc and other defendants contested the jurisdiction of the Dutch court. In March 2023, the district court in Amsterdam accepted that it has jurisdiction to hear claims against NWM N.V. but refused jurisdiction to hear any claims against the other defendant banks (including NatWest Group plc and NWM Plc) brought on behalf of the parties represented by the claimant that are domiciled outside of the Netherlands. The claimant is appealing that decision. The defendant banks have brought cross-appeals which seek a ruling that the Dutch court has no jurisdiction to hear any claims against the defendant banks domiciled outside of the Netherlands, irrespective of whether the claim has been brought on behalf of a party represented by the claimant that is domiciled within or outside of the Netherlands. The Amsterdam Court of Appeal has stayed these appeal proceedings until the Court of Justice of the European Union has answered preliminary questions that have been referred to it in another matter.

In September 2023, a second summons was served by Stichting FX Claims on NatWest Group plc, NWM Plc and NWM N.V., on behalf of a new group of parties. The claimant seeks declarations from the district court in Amsterdam concerning liability for anti-competitive FX market conduct described in the above referenced decisions of the EC of 16 May 2019 and 2 December 2021, along with unspecified damages. NatWest Group plc, NWM Plc and other defendants are contesting the Dutch court's jurisdiction. The district court has stayed the proceedings pending judgment in the above-mentioned appeals.

In January 2025, a third summons was served by Stichting FX Claims on NatWest Group plc, NWM Plc and NWM N.V., on behalf of another new group of parties. The claimant seeks similar declarations from the district court in Amsterdam to those being sought in the above-mentioned claims, along with unspecified damages.

Certain other foreign exchange transaction related claims have been or may be threatened. NatWest Group cannot predict whether all or any of these claims will be pursued.

25 Memorandum items continued

Government securities antitrust litigation

Class action antitrust claims commenced in March 2019 were pending in the SDNY against NWM Plc, NWMSI and other banks in respect of Euro-denominated bonds issued by various European central banks (European government bonds or EGBs). The complaint alleged a conspiracy among dealers of EGBs to widen the bid-ask spreads they quoted to customers, thereby increasing the prices customers paid for the EGBs or decreasing the prices at which customers sold EGBs.

In March 2024, NatWest Group companies reached an agreement to settle the class action. The settlement amount, which was covered in full by an existing provision, has been paid and the settlement has now received final court approval.

Swaps antitrust litigation

NWM Plc and other members of NatWest Group, including NatWest Group plc, as well as a number of other interest rate swap dealers, are defendants in several cases pending in the SDNY alleging violations of the US antitrust laws in the market for interest rate swaps. There is a consolidated class action complaint on behalf of persons who entered into interest rate swaps with the defendants, as well as non-class action claims by three swap execution facilities (TeraExchange, Javelin, and trueEx). The plaintiffs allege that the swap execution facilities would have successfully established exchange-like trading of interest rate swaps if the defendants had not unlawfully conspired to prevent that from happening through boycotts and other means. Discovery in the non-class action claims is complete. In March 2024, NatWest Group companies reached an agreement to settle the class action. The settlement amount has been paid into escrow pending final court approval of the settlement and was covered in full by an existing provision.

In June 2021, a class action antitrust complaint was filed against a number of credit default swap dealers, in New Mexico federal court on behalf of persons who, from 2005 onwards, settled credit default swaps in the United States by reference to the ISDA credit default swap auction protocol. The complaint alleges that the defendants conspired to manipulate that benchmark through various means in violation of the antitrust laws and the Commodity Exchange Act. The defendants filed a motion to dismiss the complaint and, in June 2023, such motion was denied as regards to NWMSI and other financial institutions, but granted as regards to NWM Plc on the ground that the court lacks jurisdiction over that entity. As a result, the case entered the discovery phase as against the non-dismissed defendants. In January 2024, the SDNY issued an order barring the plaintiffs in the New Mexico case from pursuing claims based on conduct occurring before 30 June 2014 on the ground that such claims were extinguished by a 2015 settlement agreement that resolved a prior class action relating to credit default swaps. The SDNY's decision is the subject of a pending appeal to the US Court of Appeals.

Odd lot corporate bond trading antitrust litigation

In July 2024, the US Court of Appeals vacated the SDNY's October 2021 dismissal of the class action antitrust complaint alleging that from August 2006 onwards various securities dealers, including NWMSI, conspired artificially to widen spreads for odd lots of corporate bonds bought or sold in the United States secondary market and to boycott electronic trading platforms that would have allegedly promoted pricing competition in the market for such bonds. The appellate court held that the district judge who made the decision should not have been presiding over the case because a member of the judge’s family had owned stock in one of the defendants while the motion was pending. The defendants are now seeking dismissal by a different district court judge.

Spoofing litigation

In December 2021, three substantially similar class actions complaints were filed in federal court in the United States against NWM Plc and NWMSI alleging Commodity Exchange Act and common law unjust enrichment claims arising from manipulative trading known as spoofing. The complaints refer to NWM Plc’s December 2021 spoofing-related guilty plea (described below under “US investigations relating to fixed-income securities”) and purport to assert claims on behalf of those who transacted in US Treasury securities and futures and options on US Treasury securities between 2008 and 2018. In July 2022, the defendants filed a motion to dismiss these claims, which have been consolidated into one matter in the United States District Court for the Northern District of Illinois.

Madoff

NWM N.V. was named as a defendant in two actions filed by the trustee for the bankrupt estates of Bernard L. Madoff and Bernard L. Madoff Investment Securities LLC, in bankruptcy court in New York, which together seek to clawback more than US$298 million that NWM N.V. allegedly received from certain Madoff feeder funds and certain swap counterparties. The claims were previously dismissed, but as a result of an August 2021 decision by the US Court of Appeals, they are now proceeding in the discovery phase in the bankruptcy court, where they have been consolidated into one action.

25 Memorandum items continued

Offshoring VAT assessments

HMRC, as part of an industry - wide review, issued protective tax assessments in 2018 against NatWest Group plc totalling £143 million relating to unpaid VAT in respect of the UK branches of two NatWest Group companies registered in India for the period from 1 January 2014 until 31 December 2017 inclusive. NatWest Group formally requested reconsideration by HMRC of their assessments, and this process was completed in November 2020. HMRC upheld their original decision and, as a result, NatWest Group plc lodged an appeal with the Tax Tribunal and an application for judicial review with the High Court of Justice of England and Wales, both in December 2020. In order to lodge the appeal with the Tax Tribunal, NatWest Group plc was required to pay amounts totalling £153 million (including statutory interest) to HMRC in December 2020 and May 2022. The appeal and the application for judicial review have both been stayed pending further discussion with HMRC in relation to a separate case involving another bank. The amount of £153 million continues to be recognised as an asset that NatWest Group plc expects to recover. Since 1 January 2018, NatWest Group plc has paid VAT on intra-group supplies from the India-registered NatWest Group companies.

US Anti-Terrorism Act litigation

NWM N.V. and certain other financial institutions are defendants in several actions filed by a number of US nationals (or their estates, survivors, or heirs), most of whom are or were US military personnel, who were killed or injured in attacks in Iraq between 2003 and 2011. NWM Plc is also a defendant in some of these cases.

According to the plaintiffs’ allegations, the defendants are liable for damages arising from the attacks because they allegedly conspired with and/or aided and abetted Iran and certain Iranian banks to assist Iran in transferring money to Hezbollah and the Iraqi terror cells that committed the attacks, in violation of the US Anti-Terrorism Act, by agreeing to engage in ‘stripping’ of transactions initiated by the Iranian banks so that the Iranian nexus to the transactions would not be detected.

The first of these actions , alleging conspiracy claims but not aiding and abetting claims, was filed in the United States District Court for the Eastern District of New York in November 2014. In September 2019, the district court dismissed the case, finding that the claims were deficient for several reasons, including lack of sufficient allegations as to the alleged conspiracy and causation. In January 2023, the US Court of Appeals affirmed the district court’s dismissal of this case. The plaintiffs have now filed a motion in the district court to re-open the case to assert aiding and abetting claims that they previously did not assert , which the defendants are opposing. Another action, filed in the SDNY in 2017, which asserted both conspiracy and aiding and abetting claims, was dismissed by the SDNY in March 2019 on similar grounds as the first case, but remains subject to appeal to the US Court of Appeals.

Other follow-on actions that are substantially similar to those described above are pending in the same courts.

1MDB litigation

A Malaysian court claim was served in Switzerland in November 2022 by 1MDB, a sovereign wealth fund, in which Coutts & Co Ltd was named, along with six others, as a defendant in respect of losses allegedly incurred by 1MDB. It is claimed that Coutts & Co Ltd is liable as a constructive trustee for having dishonestly assisted the directors of 1MDB in the breach of their fiduciary duties by failing (amongst other alleged claims) to undertake due diligence in relation to a customer of Coutts & Co Ltd, through which funds totalling c.US$1 billion were received and paid out between 2009 and 2011. 1MDB seeks the return of that amount plus interest. Coutts & Co Ltd filed an application in January 2023 challenging the validity of service and the Malaysian court’s jurisdiction to hear the claim, and a hearing took place in February 2024. In March 2024, the court granted that application. 1MDB has appealed that decision and a prior decision by the court not to allow them to discontinue their claim. Both appeals are scheduled to be heard in November 2025.

Coutts & Co Ltd (a subsidiary of RBS Netherlands Holdings B.V., which in turn is a subsidiary of NWM Plc) is a company registered in Switzerland and is in wind-down following the announced sale of its business assets in 2015.

Regulatory matters (including investigations and customer redress programmes)

NatWest Group's businesses and financial condition can be affected by the actions of various governmental and regulatory authorities in the UK, the US, the EU and elsewhere. NatWest Group has engaged, and will continue to engage, in discussions with relevant governmental and regulatory authorities, including in the UK, the US, the EU and elsewhere, on an ongoing and regular basis, and in response to informal and formal inquiries or investigations, regarding operational, systems and control evaluations and issues including those related to compliance with applicable laws and regulations, including consumer protection, investment advice, business conduct, competition/anti-trust, VAT recovery, anti-bribery, anti-money laundering and sanctions regimes. NatWest Group expects government and regulatory intervention in financial services to be high for the foreseeable future, including increased scrutiny from competition and other regulators in the retail and SME business sectors.

Any matters discussed or identified during such discussions and inquiries may result in, among other things, further inquiry or investigation, other action being taken by governmental and regulatory authorities, increased costs being incurred by NatWest Group, remediation of systems and controls, public or private censure, restriction of NatWest Group's business activities and/or fines. Any of the events or circumstances mentioned in this paragraph or below could have a material adverse effect on NatWest Group, its business, authorisations and licences, reputation, results of operations or the price of securities issued by it, or lead to material additional provisions being taken.

NatWest Group is co-operating fully with the matters described below.

25 Memorandum items continued

US investigations relating to fixed-income securities

In December 2021, NWM Plc pled guilty in the United States District Court for the District of Connecticut to one count of wire fraud and one count of securities fraud in connection with historical spoofing conduct by former employees in US Treasuries markets between January 2008 and May 2014 and, separately, during approximately three months in 2018. The 2018 trading occurred during the term of a non-prosecution agreement (NPA) between NWMSI and the United States Attorney’s Office for the District of Connecticut (USAO CT), under which non-prosecution was conditioned on NWMSI and affiliated companies not engaging in criminal conduct during the term of the NPA. The relevant trading in 2018 was conducted by two NWM traders in Singapore and breached that NPA. The plea agreement reached with the US Department of Justice (DOJ) and the USAO CT resolved both the spoofing conduct and the breach of the NPA.

As required by the resolution and sentence imposed by the court, NWM Plc is subject to a probationary period, which was extended to end concurrently with the conclusion of the independent monitorship, which is also required under the plea agreement. The term of the independent monitorship and the ongoing implementation of recommendations made by it is currently scheduled to conclude in December 2025 but may be extended by agreement with the DOJ. In addition, NWM Plc has committed to compliance programme reviews and improvements and agreed to reporting and co-operation obligations.

In the event that NWM Plc does not meet its obligations to the DOJ, this may lead to adverse consequences such as increased costs from any extension of monitorship and/or the period of the probation, findings that NWM Plc violated its probation term, and possible re - sentencing, amongst other consequences. Other material adverse collateral consequences may occur as a result of this matter, as further described in the Risk Factor relating to legal, regulatory and governmental actions and investigations set out on page 300.

RBSI Ltd reliance regime and referral to enforcement

In January 2023, the Jersey Financial Services Commission (JFSC) notified RBSI Ltd that it had been referred to its Enforcement Division in relation to RBSI Ltd’s operation of the reliance regime. The reliance regime is specific to certain Crown Dependencies and enables RBSI Ltd to rely on regulated third parties for specific due diligence information. RBSI Ltd has provided information to the JFSC at its request.

Investment advice review

In October 2019, the FCA notified NatWest Group of its intention to appoint a Skilled Person under section 166 of the Financial Services and Markets Act 2000 to conduct a review of whether NatWest Group’s past business review of investment advice provided during 2010 to 2015 was subject to appropriate governance and accountability and led to appropriate customer outcomes. The Skilled Person’s review has concluded and, after discussion with the FCA, NatWest Group is undertaking additional review / remediation work.

Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC

In December 2015, correspondence was received from the Central Bank of Ireland setting out an industry examination framework in respect of the sale of tracker mortgages from approximately 2001 until the end of 2015.

The redress and compensation process has now largely concluded, although a small number of cases remain outstanding relating to uncontactable customers.

UBIDAC customers have lodged tracker mortgage complaints with the Financial Services and Pensions Ombudsman (FSPO). UBIDAC challenged three FSPO adjudications in the Irish High Court. In June 2023, the High Court found in favour of the FSPO in all matters. UBIDAC appealed that decision to the Court of Appeal. In September 2024, the Court of Appeal allowed UBIDAC’s appeal and set aside certain findings of the FSPO. The Court of Appeal directed one aspect of the FSPO decisions to be remitted to the FSPO for its consideration following an oral hearing, and UBIDAC is following up with the FSPO in that regard.

Other customer remediation in Ulster Bank Ireland DAC

UBIDAC identified other legacy issues leading to the establishment of remediation requirements and progress is ongoing to conclude activities.